Branch Transactions (Assets Acquired And Deposits Assumed) (Details) (The Home Savings And Loan [Member], USD $) In Thousands, unless otherwise specified	Dec. 16, 2011
The Home Savings And Loan [Member]
Business Acquisition [Line Items]
Cash	$ 83,398
Loans	21,503
Bank premises and equipment	1,801
Goodwill	4,245
Core deposit intangible asset	1,269
Other assets	66
Total assets acquired	112,282
Deposits assumed	111,075
Other liabilities- payable to seller	1,207
Total liabilities assumed	$ 112,282